Real Estate - Additional Information (Detail) shares in Millions, $ in Millions					12 Months Ended
	Mar. 12, 2025 USD ($) Landparcel StorageFacility	Jun. 01, 2022 USD ($) StorageFacility RealEstateVenture	Dec. 30, 2021 Storagefacility	Mar. 17, 2021 RealEstateVenture StorageFacility shares	Dec. 31, 2024 StorageFacility
Business Acquisition [Line Items]
Number of self storage facilities			2		161
Canada
Business Acquisition [Line Items]
Number of land parcel developed into self storage facilities | Landparcel	1
Self Storage Facilities [Member]
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility	3
Consideration transferred | $	$ 61.1
Forfeit earnest money | $	$ 2.3
SST IV Merger Agreement
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility				24
Percentage of voting membership interest				50.00%
SST IV Merger Agreement | Class A Common stock
Business Acquisition [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares				5.8
SST IV Merger Agreement | Canada
Business Acquisition [Line Items]
Number of unconsolidated real estate ventures | RealEstateVenture				6
SSGT II Merger Agreement
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility		10
Percentage of voting membership interest		50.00%
SSGT II Merger Agreement | Class A Common stock
Business Acquisition [Line Items]
Common stock issued | $		$ 2.9
SSGT II Merger Agreement | Canada
Business Acquisition [Line Items]
Number of unconsolidated real estate ventures | RealEstateVenture		3